Income Taxes - Movement of Valuation Allowance (Details) - Valuation Allowance, Deferred Tax Asset - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance at beginning of the year	¥ 18,677	¥ 1,093
Additions	219,288	17,584
Balance at end of the year	¥ 237,965	¥ 18,677